1997 semiannual report


IDS
Growth
Fund
(picture of icon: growing trees)
The goal of IDS Growth Fund, Inc. is long term growth of capital.

American
Express
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(picture of  icon : growing trees)

Going for growth

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

Contents
From the president                            3
From the portfolio manager                    3
The Portfolio's ten largest holdings          5
Financial statements (Fund)                   6
Notes to financial statements (Fund)          9
Financial statements (Portfolio)             15
Notes to financial statements (Portfolio)    18
Investments in securities                    23
Board members and officers                   27
IDS mutual funds                             28

To our shareholders

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


William R. Pearce


From the portfolio manager

Taking advantage of a surging stock market, IDS Growth Fund generated an extraordinarily strong gain during the first half of its fiscal year. The Fund's total return for the period -- August 1996 through January 1997 -- was 28.8% for Class A shares. (That figure includes a substantial capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount at that time.)

The power of persistence in investing was made explicitly clear during the past six months. The period began with stocks, particularly growth stocks, licking their wounds from a mid-summer slump. But just when some investment professionals were declaring that the bull market had finally come to a close, stocks started edging higher on the news that inflation remained tame and corporate profits were still reasonably strong, even robust in some cases.

The ultimate result was a remarkable run-up that, aside from a few brief dips, lasted from late last summer through the end of the period. To put the rally's strength in perspective, the Fund gained more than 9% in September alone. The only down month for the Fund was December, when it lost approximately 2%.

Tech, consumer
stocks strong

For the most part, the market's advance was led by stocks of larger, rapidly growing companies, a trend that plays directly into this Fund's bedrock investment strategy. To the Fund's further benefit, stocks of technology (such as computer hardware and software) and consumer (such as health care and food/beverage) companies registered many of the biggest gains during the six months. As they have for some time, those two sectors comprised more than half of the Fund's investments, with Microsoft, Coca-Cola, Tellabs and Healthsouth proving to be among the best individual performers.

Consistent with my management style, the Fund held few cash reserves during the period. While this "fully invested" approach turned out to be rewarding, it does make the Fund more vulnerable to market downturns. In the long run, however, I believe that keeping the Fund almost entirely invested in stocks leads to a higher overall return.

Long-term outlook
remains favorable

After an exhilarating period such as the one completed in January, it's possible for investors, professionals included, to get a bit complacent about stocks' positive performance in recent years. Therefore, it's a good time to remember that stock market history also includes periodic corrections, or downturns, that can sorely test an investor's patience. That said, at this point (early February) I continue to believe that the positives will outweigh the potential negatives for stocks over the next few years. I also expect many of the best investment opportunities will again be found among technology- and consumer-related companies, and I'm maintaining an emphasis on such stocks in the Fund. Six months from now, I'll update you on the Fund's progress.

Mitzi Malevich

(picture of William R. Pearce)
William R. Pearce
President of the Fund
(picture of Mitzi Malevich)
Mitzi Malevich
Portfolio Manager

Class A
6-month performance
(all figures per share)

Net asset value (NAV)
Jan. 31, 1997         $29.09
July 31, 1996         $23.16
Increase              $ 5.93
Distributions
Aug. 1, 1996 - Jan. 31, 1997
From income           $   --
From capital gains    $  .68
Total distributions   $  .68
Total return*         +28.8%**


Class B
6-month performance
(all figures per share)

Net asset value (NAV)
Jan. 31, 1997         $28.67
July 31, 1996         $22.92
Increase              $ 5.75

Distributions
Aug. 1. 1996 - Jan. 31, 1997
From income           $   --
From capital gains    $  .68
Total distributions   $  .68

Total return*         +28.3%**


Class Y
6-month performance
(all figures per share)
Net asset value (NAV)
Jan. 31, 1997         $29.18
July 31, 1996         $23.21
Increase              $ 5.97

Distributions
Aug. 1, 1996 - Jan. 31, 1997
From income           $   --
From capital gains    $  .68
Total distributions   $  .68
Total return*         +28.9%**


*   The prospectus discusses the effect
    of sales charge, if any on the
    various classes.
**  The total return is a hypothetical
    investment in the Fund with all
    distributions reinvested.

IDS Growth Portfolio
The Portfolio's ten largest holdings

(Picture of: Pie Chart)
Pie Chart: The ten holdings listed here make up 27.07% of the
           Portfolio's net assets
--------------------------------------------------------------------
                                     Percent                Value
                  (of Portfolio's net assets)   (as Jan. 31, 1997)
--------------------------------------------------------------------
Cisco  Systems                         3.53%        $111,600,000

A leader in the "router"  segment of the networks  industry.
Cisco routers allow interconnection of PC's, minicomputers and mainframe to local and global networks.

HEALTHSOUTH                            3.31          104,700,000

A fast-growing  chain of hospitals and  outpatient  centers.
The company specializes in patient rehabilitation that enables patients to return to a normal lifestyle as soon as possible after accidents, surgery or illness.

Tellabs                                3.12           98,850,000

Designer, manufacturer and marketer of a broad range of products and equipment for use by telephone companies, the Bell System, specialized common carriers and other providers of telecommunication services.

Travelers Group                        2.65           83,800,000

Among the world's largest multi-line financial services companies, focusing on insurance, managed health care and investments.

Boston  Scientific                     2.59           81,900,000

Developer, manufacturer and marketer of medical devices. The company's  products  are used in a broad  range  of  medical
specialties,   including   cardiology,   vascular   surgery,
urology, gastroenterology and radiology.

Intel                                 2.57            81,125,000

The world's number one semiconductor manufacturer, Intel produces microcomputer components, modules and systems.

Schlumberger                          2.46            77,787,500

A holding company, that, through its subsidiaries, is engaged in the production and sale of wine, champagne and other alcoholic and non-alcoholic beverages, as well as food and non-food products.

Pfizer                                2.35            74,300,000

A leading  producer of  pharmaceutical,  hospital  products,
animal  health  items,   non-prescription   medications  and
specialty chemicals.

USA Waste Service                     2.28            72,087,500

Provides integrated solid waste management services to municipal, commercial, industrial and residential customers.

Coca-Cola                             2.21            69,837,762

The world's largest producer and distributor of soft drinks, concentrates and syrups.

Financial statements

Statement of assets and liabilities
IDS Growth Fund
Jan. 31, 1997

Assets                                                             (Unaudited)
Investment in Growth Portfolio (Note 1)                        $ 3,133,193,199
                                                            ------------------
Total assets                                                     3,133,193,199
                                                            ------------------

Liabilities
Accrued distribution fee                                                10,051
Accrued service fee                                                     14,315
Accrued transfer agency fee                                              8,797
Accrued administrative services fees                                     3,753
Other accrued expenses                                                 157,377
                                                            ------------------
Total liabilities                                                      194,293
                                                            ------------------
Net assets applicable to outstanding capital stock             $ 3,132,998,906
                                                            ==================

Represented by
Capital stock  -- $.01 par value                               $     1,079,324
Additional paid-in capital                                       1,880,326,403
Investment loss -- net                                              (3,599,816)
Accumulated net realized gain (Note 1)                              29,676,295
Unrealized appreciation                                          1,225,516,700
                                                            ==================
Total -- representing net assets applicable to
   outstanding capital stock                                   $ 3,132,998,906
                                                            ==================
Net assets applicable to outstanding shares: Class A           $ 2,557,735,694
                                             Class B           $   502,890,182
                                             Class Y           $    72,373,030
Net asset value per share of outstanding capital stock:
                           Class A shares        87,910,890    $         29.09
                           Class B shares        17,541,538    $         28.67
                           Class Y shares         2,479,947    $         29.18

See accompanying notes to financial statements.

Financial statements

Statement of operations
IDS Growth Fund
Six months ended Jan. 31, 1997

Investment income                                                   (Unaudited)
Income:
   Dividends (net of foreign taxes withheld of $9,657)      $         6,868,775
   Interest                                                           4,306,373
                                                             ------------------
Total income                                                         11,175,148
                                                             ------------------
Expenses (Note 2):
Expenses, including investment management services fees
   allocated from Growth Portfolio                                    8,591,471
Distribution fee -- Class B                                           1,484,336
Transfer agency fee                                                   1,540,163
Incremental transfer agency fee -- Class B                               24,926
Service fee
   Class A                                                            1,940,501
   Class B                                                              345,298
Administrative services fees and expenses                               614,854
Compensation of board members                                             3,776
Compensation of officers                                                  8,077
Postage                                                                  84,650
Registration  fees                                                      121,457
Reports to shareholders                                                  22,636
Audit fees                                                                6,000
Administrative                                                            9,305
Other                                                                     1,558
                                                             ------------------
Total expenses                                                       14,799,008
   Earnings credits on cash balances (Note 2)                           (31,423)
                                                             ------------------
Total net expenses                                                   14,767,585
                                                             ------------------
Investment loss -- net                                               (3,592,437)
                                                             ------------------

Realized and unrealized gain -- net
Net realized gain on security transactions                           33,410,554
Net change in unrealized appreciation or depreciation               630,294,773
                                                             ------------------
Net gain on investments                                             663,705,327
                                                             ------------------
Net increase in net assets resulting from operations           $    660,112,890
                                                             ==================

See accompanying notes to financial statements.

Financial statements

Statement of changes in net assets
IDS Growth Fund


Operations and distributions                     Jan. 31, 1997    July 31, 1996
                                              Six months ended       Year ended
                                                                     (Unaudited)
Investment loss -- net                     $  (3,592,437)       $   (1,105,179)
Net realized gain on investments              33,410,554           111,623,533
Net change in unrealized appreciation
  or depreciation                            630,294,773            76,579,003
                                      ------------------    ------------------
Net increase in net assets resulting
  from operations                            660,112,890           187,097,357
                                      ------------------    ------------------

Distributions to shareholders from:
   Net investment income
      Class A                                         --              (745,861)
      Class Y                                         --               (10,284)
   Net realized gain
      Class A                                (58,065,667)          (76,543,593)
      Class B                                (11,178,720)           (5,509,162)
      Class Y                                 (1,197,889)             (639,403)
                                      ------------------    ------------------
Total distributions                          (70,442,276)          (83,448,303)
                                      ------------------    ------------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                   446,159,558           705,002,561
   Class B shares                            145,766,476           251,558,924
   Class Y shares                             37,285,474            25,249,056
Reinvestment of distributions at net asset value
   Class A shares                             56,449,178            75,873,952
   Class B shares                             11,139,690             5,493,274
   Class Y shares                              1,197,889               649,686
Payments for redemptions
   Class A shares                           (312,961,504)         (394,806,319)
   Class B shares (Note 2)                   (18,020,806)          (12,785,969)
   Class Y shares                             (5,424,852)           (5,236,466)
                                      ------------------    ------------------
Increase in net assets from capital
   share transactions                        361,591,103           650,998,699
                                      ------------------    ------------------
Total increase in net assets                 951,261,717           754,647,753
Net assets at beginning of period          2,181,737,189         1,427,089,436
                                      ------------------    ------------------
Net assets at end of period              $ 3,132,998,906       $ 2,181,737,189
                                      ==================    ==================

See accompanying notes to financial statements.

Notes to financial statements
IDS Growth Fund
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

IDS Growth Fund (a series of IDS Growth Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Growth Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Portfolio

Effective May 13, 1996, the Fund began investing all of its assets in the Growth Portfolio (the Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Jan. 31, 1997 was 99.09%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.
--------------------------------------------------------------------------------
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Additional administrative services paid by the Fund are office expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

      Class A $15
      Class B $16
      Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services . Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors, Inc. for distributing Fund shares were $4,210,473 for Class A and $132,459 for Class B for the period ended Jan. 31, 1997.

During the six months ended Jan. 31, 1997, the Fund's transfer agency fees were reduced by $31,423 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended Jan. 31, 1997
                             Class A            Class B          Class Y
------------------------------------------------------------------------
Sold                      16,684,563         5,534,252        1,369,073
Issued for reinvested      2,071,763           414,638           43,835
  distributions
Redeemed                 (11,636,133)         (672,485)        (195,933)
------------------------------------------------------------------------
Net increase               7,120,193         5,276,405        1,216,975
------------------------------------------------------------------------

                                               Year ended July 31, 1996
                             Class A           Class B          Class Y
------------------------------------------------------------------------
Sold                      30,026,905        10,775,556        1,074,249
Issued for reinvested      3,405,937           248,093           29,133
  distributions
Redeemed                 (16,841,935)         (550,504)        (222,683)
------------------------------------------------------------------------
Net increase              16,590,907        10,473,145          880,699
------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.

                    Fiscal period ended July 31,
                    Per share income and capital changes*

                                                    Class A
                          1997** 1996   1995   1994    1993   1992   1991   1990   1989   1988

Net asset value,        $23.16 $21.50 $17.39 $17.99  $18.57 $17.62 $24.05 $23.24 $17.17 $25.88
beginning of period

                    Income from investment operations:
Net investment            (.02)    --    .03    .02      --    .08    .19    .34    .27    .23
income (loss)

Net gains (both           6.63   2.81   5.63   1.24    2.40   2.66    .69   2.89   5.90  (6.87)
realized and unrealized)

Total from investment     6.61   2.81   5.66   1.26    2.40   2.74    .88   3.23   6.17  (6.64)
operations

                    Less distributions:
Dividends from net          --   (.01)  (.04)    --      --   (.18)  (.33)  (.27)  (.10)  (.23)
investment income

Distributions from        (.68) (1.14) (1.51) (1.86)  (2.98) (1.61) (6.98) (2.15)    --  (1.84)
realized gains

Total distributions       (.68) (1.15) (1.55) (1.86)  (2.98) (1.79) (7.31) (2.42)  (.10) (2.07)

Net asset value,        $29.09 $23.16 $21.50 $17.39  $17.99 $18.57 $17.62 $24.05 $23.24 $17.17
end of period

                    Ratios/supplemental data
                                                    Class A
                          1997** 1996   1995   1994    1993   1992   1991   1990   1989   1988

Net assets, end of      $2,558 $1,871 $1,380   $952    $933   $863   $780   $756   $732   $633
period (in millions)

Ratio of expenses          .98%+ 1.04%   .93%   .83%    .87%   .88%   .87%   .73%   .64%   .66%
to average daily
net assets#

Ratio of net income       (.16%)+  --    .18%   .11%     --    .41%  1.36%  1.40%  1.39%  1.17%
to average daily
net assets

Total return++           28.8%  13.3%  35.2%   7.0%   13.0%  15.1%  12.4%  15.3%  36.2% (25.4%)

Portfolio turnover rate  10%    22%    30%    56%     44%    83%    75%    49%    23%    28%
(excluding short-term
securities) for  the
underlying Portfolio

Average brokerage        $0.0521 --     --     --      --     --     --     --     --     --
commission rate for the
underlying Portfolio##

   * For a share outstanding throughout the period.  Rounded to the nearest cent.
  ** Six months ended Jan. 31, 1997 (Unaudited).
   + Adjusted to an annual basis.
  ++ Total return does not reflect payment of a sales charge.
   # Effective fiscal year 1996,  expense ratio is based on total expense of the
     Fund before applying earnings credits on cash balances.
  ## Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

                    Fiscal period ended July 31,
                    Per share income and capital changes*

                           Class B                      Class Y
                          1997*** 1996   1995**         1997*** 1996   1995**

Net asset value,        $22.92  $21.45 $17.85         $23.21  $21.51 $17.85
beginning of period

                    Income from investment operations:
Net investment            (.10)   (.02)  (.03)            --     .01    .03
income (loss)

Net gains (both           6.53    2.63   3.63           6.65    2.85   3.63
realized and unrealized)

Total from investment     6.43    2.61   3.60           6.65    2.86   3.66
operations

                    Less distributions:
Dividends from net          --      --     --             --    (.02)    --
investment income

Distributions from        (.68)  (1.14)    --           (.68)  (1.14)    --
realized gains

Total distributions       (.68)  (1.14)    --           (.68)  (1.16)    --

Net asset value,        $28.67  $22.92 $21.45         $29.18  $23.21 $21.51
end of period

                    Ratios/supplemental data
                           Class B                      Class Y
                       1997*** 1996   1995**         1997*** 1996   1995**
Net assets, end of     $503    $281    $38            $72     $29     $8
period (in millions)

Ratio of expenses         1.75%+  1.82%  1.76%+         .82%+   .88%   .85%+
to average daily
net assets#

Ratio of net income       (.93%)+ (.80%) (.70%)+       (.01%)+  .13%   .26%+
to average daily
net assets

Total return++           28.3%   12.4%  20.2%         28.9%   13.4%  20.5%

Portfolio turnover rate  10%     22%    30%           10%     22%    30%
(excluding short-term
securities) for the
underlying Portfolio

Average brokerage        $0.0521   --     --          $0.0521  --     --
commission rate for the
underlying Portfolio##

   * For a share outstanding throughout the period. Rounded to the nearest cent.
  ** Inception date was March 20, 1995 for Class B and Class Y.
 *** Six months ended Jan. 31, 1997 (Unaudited).
   + Adjusted to an annual basis.
  ++ Total return does not reflect payment of a sales charge.
   # Effective fiscal year 1996,  expense ratio is based on total expense of the
     Fund before applying earnings credits on cash balances.
  ## Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Financial statements
Statement of assets and liabilities
Growth Portfolio
Jan. 31, 1997


                                Assets
                                                                                                  (Unaudited)
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers (identified cost $1,982,642,905)            $ 3,216,982,635
Investments is securities of affiliated issuer  (identified cost $17,078,680)                      14,684,863
Cash in bank on demand deposit                                                                      4,013,130
Dividends and accrued interest receivable                                                             777,028
U.S. government securities held as collateral (Note 4)                                             59,810,952
                                                                                          --------------------
Total assets                                                                                    3,296,268,608
                                                                                          --------------------

                             Liabilities

Payable upon return of securities loaned (Note 4)                                                 134,046,052
Accrued investment management services fee                                                            221,059
Other accrued expenses                                                                                 39,160
                                                                                          --------------------
Total liabilities                                                                                 134,306,271
                                                                                          --------------------

Net assets                                                                                    $ 3,161,962,337
                                                                                          ====================

See accompanying notes to financial statements.

Financial statements
Statement of operations
Growth Portfolio
Six months ended Jan. 31, 1997

                          Investment income
                                                                                                  (Unaudited)
Income:
Interest                                                                                    $       4,340,323
Dividends (net of foreign taxes withheld of $9,750)                                                 6,936,756
                                                                                          --------------------
Total income                                                                                       11,277,079
                                                                                          --------------------

Expenses (Note 2):
Investment management services fee                                                                  8,571,306
Compensation of board members                                                                           4,878
Compensation of officers                                                                                  799
Custodian fees                                                                                         48,786
Registration fees                                                                                         125
Audit fees                                                                                             29,674
Administrative                                                                                         10,240
Other                                                                                                  13,086
                                                                                          --------------------
Total  expenses                                                                                     8,678,894
   Earnings credits on cash balances (Note 2)                                                          (2,824)
                                                                                          --------------------
Total net expenses                                                                                  8,676,070
                                                                                          --------------------
Investment income -- net                                                                            2,601,009
                                                                                          --------------------

                 Realized and unrealized gain -- net

Net realized gain on security transactions (Note 3)                                                33,474,978
Net change in unrealized appreciation or depreciation                                             636,839,300
                                                                                          --------------------
Net gain on investments                                                                           670,314,278
                                                                                          ====================
Net increase in net assets resulting from operations                                          $   672,915,287
                                                                                          ====================

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Portfolio



                              Operations
                                                                         Six months ended For the period from
                                                                            Jan. 31, 1997    May 13, 1996* to
                                                                              (Unaudited)       July 31, 1996

Investment income - - net                                                   $   2,601,009       $   1,339,597
Net realized gain on investments                                               33,474,978          12,989,728
Net change in unrealized appreciation or depreciation                         636,839,300        (176,108,355)
                                                                       ------------------- ------------------
Net increase (decrease) in net assets resulting from operations               672,915,287        (161,779,030)

Net contributions                                                             283,879,902       2,366,896,178
                                                                       -------------------- -----------------

Total increase in net assets                                                  956,795,189       2,205,117,148
Net assets at beginning of period (Note 1)                                  2,205,167,148              50,000
                                                                       ===================== ================
Net assets at end of period                                               $ 3,161,962,337     $ 2,205,167,148
                                                                       ===================== ================

*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
Growth Portfolio
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC ) contributed $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $707,530 for the six months ended Jan. 31, 1997.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, Portfolio office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the six months ended Jan. 31, 1997, the Portfolio's custodian fees were reduced by $2,824 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the units of the Trust.
--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $564,456,392 and $248,431,803, respectively, for the six months ended Jan. 31, 1997. For the same period, the portfolio turnover rate was 10%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $63,250 for this period.
--------------------------------------------------------------------------------
4. Lending of portfolio securities

At Jan. 31, 1997, securities valued at $137,345,962 were on loan to brokers.

For collateral, the Portfolio received $74,235,100 in cash and U.S. government securities valued at $59,810,952.
Income from securities lending amounted to $198,876 for the six months ended Jan. 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



Growth Portfolio                                                               (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                                   investments compared to net assets)
Investments in securities of unaffiliated issuers
--------------------------------------------------------------------------------------------------------------

Common stocks (95.3%)

--------------------------------------------------------------------------------------------------------------

Issuer                                                              Shares                          Value (a)

--------------------------------------------------------------------------------------------------------------
Airlines (0.7%)
Northwest Airlines                                                 600,000 (b)                    $20,400,000

--------------------------------------------------------------------------------------------------------------
Automotive & related (0.3%)
Gentex                                                             500,000 (b)                     10,000,000

--------------------------------------------------------------------------------------------------------------
Banks and savings & loans (1.6%)
MBNA                                                             1,500,000                         51,750,000

--------------------------------------------------------------------------------------------------------------
Beverages & tobacco (2.2%)
Coca-Cola                                                        1,206,700                         69,837,762

--------------------------------------------------------------------------------------------------------------
Building materials & construction (1.8%)
Tyco Intl                                                        1,000,000                         57,125,000

--------------------------------------------------------------------------------------------------------------
Chemicals (4.5%)
Culligan Water Technology                                          400,000 (b)                     13,300,000
Monsanto                                                         1,500,000                         56,812,500
USA Waste Service                                                1,975,000 (b)                     72,087,500

                                                                                          --------------------
Total                                                                                             142,200,000

--------------------------------------------------------------------------------------------------------------
Communications equipment & services (8.1%)
ADC Telecommunications                                           1,200,000 (b)                     43,050,000
Advanced Fibre Communications                                       11,400 (b)                        544,350
Andrew                                                           1,200,000 (b)                     68,925,000
Mastec                                                             700,000 (b,d)                   44,625,000
Tellabs                                                          2,400,000 (b)                     98,850,000

                                                                                          --------------------
Total                                                                                             255,994,350

--------------------------------------------------------------------------------------------------------------
Computers & office equipment (16.2%)
ABR Information Services                                           400,000 (b)                     17,550,000
Cisco Systems                                                    1,600,000 (b)                    111,600,000
Compaq Computer                                                    700,000 (b)                     60,812,500
CSG Systems Intl                                                    50,600 (b)                        948,750
First Data                                                       1,868,720 (d)                     67,273,920
Gemstar Intl                                                       150,000 (b)                      2,700,000
Ikon Office Solutions                                            1,200,000                         52,950,000
Intuit                                                             200,000 (b)                      5,850,000
Keane                                                              400,000 (b)                     12,450,000
Microsoft                                                          400,000 (b)                     40,800,000
NETCOM On-Line Communication Services                              400,000 (b)                      5,350,000
Oracle                                                           1,350,000 (b)                     52,481,250
Silicon Graphics                                                 1,600,000 (b)                     43,800,000
Solectron                                                          625,000 (b)                     37,656,250

                                                                                          --------------------
Total                                                                                             512,222,670

--------------------------------------------------------------------------------------------------------------
Electronics (7.6%)
Applied Materials                                                  800,000                         39,500,000
DuPont Photomasks                                                   22,500 (b)                      1,226,250
Harman Intl                                                        500,000                         23,187,500
Intel                                                              500,000                         81,125,000
Maxim Intergrated Products                                       1,000,000 (b)                     56,250,000
Texas Instruments                                                  300,000                         23,512,500
Vishay Intertechnology                                             630,000 (b)                     15,198,750

                                                                                          --------------------
Total                                                                                             240,000,000

--------------------------------------------------------------------------------------------------------------
Energy (0.8%)
Mobil                                                              200,000                         26,250,000
--------------------------------------------------------------------------------------------------------------
Energy equipment & services (1.7%)
Fluor                                                              750,000                         53,343,750
--------------------------------------------------------------------------------------------------------------
Financial services (6.3%)
First Virtual Holding                                              100,000 (b)                        900,000
Green Tree Financial                                             1,200,000                         46,650,000
Merrill Lynch                                                      800,000                         67,400,000
Travelers Group                                                  1,600,000                         83,800,000

                                                                                          --------------------
Total                                                                                             198,750,000

--------------------------------------------------------------------------------------------------------------
Food (0.5%)
Delta & Pine Land                                                  428,250 (d)                     16,005,844

--------------------------------------------------------------------------------------------------------------
Health care (10.2%)
Amgen                                                              800,000 (b)                     45,100,000
Boston Scientific                                                1,200,000 (b)                     81,900,000
Gensia                                                                 161                                674
IDEXX Laboratories                                                 500,000 (b)                     16,750,000
Johnson & Johnson                                                  700,000                         40,337,500
Medtronic                                                          600,000                         41,100,000
Perclose                                                            34,800 (b)                        787,350
Pfizer                                                             800,000                         74,300,000
Physio-Control Intl                                                700,000 (b)                     15,225,000
Sola Intl                                                          200,000                          7,375,000

                                                                                          --------------------
Total                                                                                             322,875,524

--------------------------------------------------------------------------------------------------------------
Healthcare services (6.9 %)
HealthCare COMPARE                                               1,000,000 (b)                     42,625,000
HEALTHSOUTH                                                      2,400,000 (b)                    104,700,000
Service Corp Intl                                                2,400,000                         69,600,000

                                                                                          --------------------
Total                                                                                             216,925,000

--------------------------------------------------------------------------------------------------------------
Industrial equipment & services (2.6%)
Caterpillar                                                        400,000                         31,050,000
Deere & Co                                                       1,200,000                         51,300,000

                                                                                          --------------------
Total                                                                                              82,350,000

--------------------------------------------------------------------------------------------------------------
Industrial transportation (1.2%)
Wisconsin Central                                                1,000,000 (b)                     37,125,000
--------------------------------------------------------------------------------------------------------------
Leisure time & entertainment (3.4%)
Harley-Davidson                                                    300,000                         13,275,000
Marriot Intl                                                     1,000,000                         53,125,000
Mattel                                                           1,500,000                         42,187,500

                                                                                          --------------------
Total                                                                                             108,587,500

--------------------------------------------------------------------------------------------------------------
Metals (2.9%)
Birmingham Steel                                                 1,100,000                         21,862,500
Nucor                                                            1,200,000                         62,400,000
Stillwater Mining                                                  400,000 (b)                      7,100,000

                                                                                          --------------------
Total                                                                                              91,362,500

--------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (1.5%)
AccuStaff                                                          600,000 (b)                     12,975,000
Apollo Group                                                       800,000 (b)                     26,600,000
Manpower                                                           200,000                          6,400,000

                                                                                          --------------------
Total                                                                                              45,975,000

--------------------------------------------------------------------------------------------------------------
Paper & packaging (0.4%)
Unisource Worldwide                                                600,000                         13,050,000

--------------------------------------------------------------------------------------------------------------
Textiles & apparel (2.6%)
Nike Cl B                                                        1,000,000                         67,875,000
St. John Knits                                                     300,000                         13,650,000

                                                                                          --------------------
Total                                                                                              81,525,000

--------------------------------------------------------------------------------------------------------------
Utilities -- telephone (2.6%)
AirTouch Communications                                            900,000 (b)                     23,287,500
WorldCom                                                         2,400,000 (b)                     60,300,000

                                                                                          --------------------
Total                                                                                              83,587,500

--------------------------------------------------------------------------------------------------------------
Foreign (8.7%) (c)
Danka Business Systems ADR                                       1,500,000 (d)                     66,750,000
Ericsson (LM) ADR                                                1,500,000                         50,507,812
Northern Telecom                                                   800,000 (b,d)                   58,900,000
SGS-THOMSON Microelectronics                                       300,000 (b)                     21,225,000
Schlumberger                                                       700,000                         77,787,500

                                                                                          --------------------
Total                                                                                             275,170,312

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total common stocks
(Cost: $1,795,118,333)                                                                         $3,012,412,712

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Short-term securities (6.5%)

--------------------------------------------------------------------------------------------------------------

Issuer                                              Annualized      Amount                          Value (a)
                                                      yield on  payable at
                                                       date of    maturity
                                                      purchase

--------------------------------------------------------------------------------------------------------------
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
  02-26-97                                                5.48% $3,300,000                         $3,286,462

--------------------------------------------------------------------------------------------------------------
Banker's acceptance (0.2 %)
First Union
  02-04-97                                                5.36   5,000,000                          4,997,775

--------------------------------------------------------------------------------------------------------------
Commercial paper (6.0%)
ABB Treasury
  03-12-97                                                5.37   1,800,000 (e)                      1,788,938
Albertson's
  02-28-97                                                5.31   6,750,000                          6,723,219
American  General Capital
  03-12-97                                                5.40   5,000,000 (e)                      4,969,271
American  General Finance
  02-12-97                                                5.38   5,500,000                          5,491,009
Aon
  02-03-97                                                5.36   3,700,000                          3,698,816
BellSouth Capital
  02-27-97                                                5.33   6,500,000                          6,475,072
BHP Finance
  02-06-97                                                5.35   4,600,000                          4,596,588
CAFCO
  03-25-97                                                5.38   6,300,000 (e)                      6,248,846
Cargill
  03-10-97                                                5.34   5,000,000                          4,972,310
  04-07-97                                                5.40   4,800,000                          4,751,424
Ciesco LP
  02-11-97                                                5.44   4,500,000                          4,493,250
  02-19-97                                                5.33   3,200,000                          3,191,520
  02-25-97                                                5.39   7,100,000                          7,074,677
 Commercial Credit
  02-20-97                                                5.33   5,300,000                          5,285,175
Dean Witter Discover & Co
  03-27-97                                                5.35   7,200,000                          7,142,652
Deutsche  Finance
  02-10-97                                                5.41   7,500,000                          7,489,922
Ford Motor Credit
  03-05-97                                                5.33   3,500,000                          3,483,511
Household Finance
  03-06-97                                                5.32   5,900,000                          5,871,336
  03-11-97                                                5.34   4,700,000                          4,673,656
  04-09-97                                                5.42   5,000,000                          4,947,867
Merrill Lynch
  03-03-97                                                5.34   4,600,000                          4,579,645
  03-17-97                                                5.40   6,900,000                          6,851,462
Metlife Funding
  02-12-97                                                5.37   5,600,000                          5,589,637
  02-18-97                                                5.37   5,000,000                          4,985,829
  02-27-97                                                5.30   4,000,000                          3,984,776
Natl Australia Funding (Delaware)
  02-04-97                                                5.36   1,100,000                          1,099,511
Novartis Finance
  03-07-97                                                5.32   2,300,000 (e)                      2,288,487
Reed Elsevier
  02-14-97                                                5.34   4,600,000 (e)                      4,591,163
SAFECO Credit
  03-28-97                                                5.37   3,500,000                          3,471,499
SBC Communications
  02-11-97                                                5.39   4,600,000 (e)                      4,593,164
  02-18-97                                                5.44   3,600,000 (e)                      3,589,880
Sysco
  02-25-97                                                5.38   7,500,000 (e)                      7,468,779
Toyota Motor Credit
  02-07-97                                                5.35   1,800,000                          1,798,042
  02-14-97                                                5.40   3,000,000                          2,993,424
  03-07-97                                                5.37   7,800,000                          7,760,736
Transamerica Financial
  04-28-97                                                5.40   5,600,000                          5,525,296
USAA Capital
  02-13-97                                                5.41   3,700,000                          3,693,377
  02-24-97                                                5.45   5,000,000                          4,980,877
U S WEST Communications
  02-21-97                                                5.40   6,500,000                          6,477,082

                                                                                          --------------------
Total                                                                                             189,691,725

--------------------------------------------------------------------------------------------------------------
Letter of credit (0.2%)
Bank of America -
AES Barber Point
02-07-97                                                  5.53   6,600,000                          6,593,961

--------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $204,603,252)                                                                            $ 204,569,923

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total investments in securities of unaffiliated issuers
(Cost: $1,982,642,905)                                                                         $3,216,982,635

--------------------------------------------------------------------------------------------------------------

Investments in securities of affiliated issuers (f )
--------------------------------------------------------------------------------------------------------------
Common stocks (0.4%)

--------------------------------------------------------------------------------------------------------------

Issuer                                                              Shares                          Value (a)

--------------------------------------------------------------------------------------------------------------
Risk Capital Holdings                                              883,300                      $  14,684,863
--------------------------------------------------------------------------------------------------------------
Total investments in securities of affiliated issuer
(Cost: $17,078,680)                                                                             $  14,684,863
--------------------------------------------------------------------------------------------------------------
Total investments in securities
(Cost: $1,999,721,585) (g)                                                                     $3,231,667,498
--------------------------------------------------------------------------------------------------------------
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) Investment representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 1997 are as follows:
Affiliates                          Beginning      Purchase          Sales         Ending            Dividend
                                         cost          cost           cost           cost              income
--------------------------------------------------------------------------------------------------------------
Risk Capital Holdings*            $17,078,680      $     --    $        --    $17,078,680           $      --
Oxford Resources Cl A*             10,236,220            --     10,236,220             --                  --
--------------------------------------------------------------------------------------------------------------
Total                             $27,314,900      $     --    $10,236,220    $17,078,680           $      --
--------------------------------------------------------------------------------------------------------------
*Issuer was not an affiliate for the entire period.
(g) At Jan. 31, 1997, the cost of securities for federal income tax purposes was  approximately $1,999,722,000 and the approximate aggregate gross unrealized appreciation and depreciation  based on that cost was:

Unrealized appreciation                                                                        $1,257,909,000
Unrealized depreciation                                                                           (25,964,000)
                                                                                          --------------------

Net unrealized appreciation                                                                    $1,231,945,000
                                                                                          --------------------

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Growth Fund Fund
IDS Tower 10
Minneapolis, MN 55440-0010

1997 semiannual report

IDS
Research
Opportunities

American Express Financial Advisors

(icon of magnifying glass)

The goal of IDS Research
Opportunities Fund, a part of IDS Growth Fund, Inc., is long-term growth of capital. The Portfolio will be managed using a research methodology developed by American Express Financial Corporation, which is designed to give investors the opportunity to achieve a return in excess of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

The rewards
of research

Behind every decision to buy or sell a stock is information -- in most cases, information gathered by a research analyst. IDS Research Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

Contents
From the president                          3
From the portfolio manager                  3
Ten largest holdings                        5
Financial statements (Fund)                 6
Notes to financial statements (Fund)        9
Financial statements (Portfolio)           16
Notes to financial statements (Portfolio)  19
Investments in securities                  24
Board members and officers                 27
IDS mutual funds                           28

To our shareholders


(picture of William R. Pearce)

William R. Pearce
President of the Fund

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce



(picture of Guru Baliga)

Guru Baliga
Portfolio manager

From the portfolio manager

Solid securities selection and a soaring stock market combined to generate a healthy gain for IDS Research Opportunities Fund in its initial reporting period.

From Aug. 19, 1996 (the Fund's inception date) through January 1997, investors in Class A shares realized a total return of 13.6%.

Although accidental, the timing of the Fund's introduction date coincided with a remarkable rally by the stock market. After suffering through a mid-summer slump, stocks started moving higher last August, and aside from a handful of modest setbacks along the way, kept climbing until they reached a record high in mid-January. Although unable to match the broad market's overall gain, the Fund's performance roughly tracked its pattern.

We start with the S&P

The stock selections for the Fund's portfolio are taken from the Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of mostly large, blue chip stocks commonly used as a proxy for the stock market as a whole. Our research analysts assign a numerical rating to each of the 500 stocks, and only those with the highest ratings are included in the Fund's portfolio.

By the end of the period in January, just under 50 stocks were owned in the portfolio. Among the best performers during the past several months were Boston Scientific, Norwest Bank, Silicon Graphics, Medtronic, Kroger, Johnson & Johnson, Alcoa, Tyco Labs, Northern Telecom, NationsBank, General Signal and Emerson Electric.

Two other holdings, Oracle and Computer Associates, also had been strong performers until late December, when they experienced sharp declines. Because they represented major positions in the portfolio, their downturns had a substantial impact on Fund performance during the past period. Also tempering the Fund's gain somewhat was a lack of holdings among energy-related stocks, whose analyst ratings were not high enough to warrant being added to the portfolio, but nevertheless proved to be outstanding performers during the fall and winter.

Little change in fundamentals

At this point (mid-February), while the chances of the stock market managing a repeat of its powerful performance in each of the past two years would seem remote, the underlying fundamentals that have been supporting stocks -- namely, low inflation, generally reasonable valuations and substantial cash flows into stock mutual funds -- remain in place.

But the investment environment doesn't mark time forever. Should the market as a whole find the going tougher in 1997, I suspect that sharp stock-picking will play a more important role than it has in recent years. If that proves true, I think the ability of our research analysts could come to the forefront and give the Fund an advantage over the broad market in the months ahead.


Guru Baliga

Class A
Aug. 19, 1996* - Jan. 31, 1997

(All figures per share)

Net asset value (NAV)
---------------------------------------------
Jan. 31, 1997              $ 5.67
---------------------------------------------
Aug. 19, 1996*             $ 5.00
---------------------------------------------
Increase                   $ 0.67
---------------------------------------------

Distributions
Aug. 19, 1996* - Jan. 31. 1997
---------------------------------------------
From income                $   --
---------------------------------------------
From capital gains         $ 0.01
---------------------------------------------
Total distributions        $ 0.01
---------------------------------------------
Total return**              +13.6***
---------------------------------------------

Class B
Aug. 19, 1996* - Jan. 31, 1997
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Jan. 31, 1997              $ 5.66
---------------------------------------------
Aug. 19, 1996*             $ 5.00
---------------------------------------------
Increase                   $ 0.66
---------------------------------------------

Distributions
Aug. 19, 1996* - Jan. 31, 1997
---------------------------------------------
From income                $   --
---------------------------------------------
From capital gains         $ 0.01
---------------------------------------------
Total distributions        $ 0.01
---------------------------------------------
Total return**              +13.2***
---------------------------------------------

Class Y
Aug. 19, 1996* - Jan. 31, 1997
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Jan. 31, 1997              $ 5.67
---------------------------------------------
Aug. 19, 1996*             $ 5.00
---------------------------------------------
Increase                   $ 0.67
---------------------------------------------

Distributions
Aug. 19, 1996* - Jan. 31, 1997
---------------------------------------------
From income                $   --
---------------------------------------------
From capital gains         $ 0.01
---------------------------------------------
Total distributions        $ 0.01
---------------------------------------------
Total return**              +13.7***
---------------------------------------------
   * Inception date.
 ** The prospectus discusses the effect of sales charges, if any, on the various classes.
*** The total return is a hypothetical investment in the Fund with all distributions reinvested.

Aggressive Growth Portfolio

The Portfolio's ten largest holdings
(Pie chart)
The ten holdings listed here make up 38.60% of the Portfolio's net assets

                                              Percent                     Value
                          (of Portfolio's net assets)     (as of Jan. 31, 1997)

NationsBank                                     4.42%                $6,566,400

A bank holding company with a strong presence in North Carolina, South Carolina, Texas, Virginia, Florida and Georgia.

Bank of Boston                                  4.29                  6,369,750

A multi bank holding company which, through its subsidiaries both nationally and internationally, provides a wide range of financial services to corporate and institutional customers, governments, individuals and other financial institutions.

Coca-Cola                                        4.22                 6,273,650

The world's largest producer and distributor of soft drinks, concentrates and syrups.

Johnson & Johnson                                3.99                 5,929,613

A major producer of health-care products, including consumer products, medical and dental devices and products and a wide variety of ethical and over-the-counter drugs.

MCI Communications                               3.95                 5,869,387

The second largest nationwide carrier of long-distance telecommunications services and the third largest carrier of international long-distance telecommunications services in the world. MCI provides a wide spectrum of domestic and international voice and data services, which include long-distance telephone service, data communications services and electronic messaging services.

American Home Products                           3.80                 5,646,713

This company is engaged in the discovery, development, manufacture, distribution and sale of a diversified line of products in three business segments; health care products, agricultural products and food products.

Emerson Electric                                 3.74                 5,549,750

A diversified manufacturer of electrical and electronic products for use in commercial and industrial products, appliances and construction-related components.

General Signal                                   3.73                 5,538,600

A manufacturer of equipment for the Process Controls, Electrical
Controls and Industrial Technology industries.

Silicon Graphics                                 3.66                 5,442,150

This company provides computing solutions that range from cost-effective high perfromance desktop workstations to database and computer servers to Cray Research supercomputers. Company's systems enhance the productivity of organizations engaged in technical, scientific, corporate and entertainment applications acrosss a wide range of industries.

Raytheon                                         2.80                 4,151,687

Designs, manufactures and sells electronic devices, equipment and systems for government and commercial use. About two-thirds of sales are to the military (missiles and electronics).


Financial statements
Statement of assets and liabilities
IDS Research Opportunities Fund
Jan. 31, 1997


                         Assets                                                         (Unaudited)

Investment in Aggressive Growth Portfolio (Note 1)                                      $147,555,259
Organizational cost                                                                     $        110
                                                                                       --------------
Total assets                                                                             147,555,369
                                                                                       --------------

                      Liabilities

Accrued distribution fee                                                                         851
Accrued service fee                                                                              686
Accrued transfer agency fee                                                                      938
Accrued administrative services fee                                                              235
Other accrued expenses                                                                        38,395
                                                                                       --------------
Total liabilities                                                                             41,105
                                                                                       --------------
                                                                                       --------------

Net assets applicable to outstanding capital stock                                      $147,514,264
                                                                                       ==============

                     Represented by

Capital stock -- authorized 10,000,000,000 shares of $.01 par value                     $    260,276
Additional paid-in-capital                                                               139,551,088
Investment income -- loss                                                                   (263,596)
Accumulated net realized gain (Note 1)                                                     4,931,153
Unrealized appreciation of investments                                                     3,035,343
                                                                                       ==============
Total - representing net assets applicable to outstanding capital stock                 $147,514,264
                                                                                       ==============

Net assets applicable to outstanding shares:             Class A                        $104,727,151
                                                         Class B                        $ 42,785,980
                                                         Class Y                        $      1,133
Net asset value per share of outstanding capital stock:  Class A shares     18,461,325  $       5.67
                                                         Class B shares      7,566,044  $       5.66
                                                         Class Y shares            200  $       5.67

See accompanying notes to financial statements.



Statement of operations
IDS Research Opportunities Fund
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                   Investment income                                                     (Unaudited)

Income:
Interest                                                                                $    401,925
Dividends                                                                                    121,719
                                                                                       --------------
Total income                                                                                 523,644
                                                                                       --------------

Expenses (Note 2):
Expenses, including investment management services fee
   allocated from Aggressive Growth Portfolio                                                244,264
Distribution fee -- Class B                                                                   66,087
Transfer agency fee                                                                           77,671
Incremental transfer agency fee -- Class B                                                     1,572
Service fee
   Class A                                                                                    42,565
   Class B                                                                                    15,420
Administrative services fees and expenses                                                     19,881
Compensation of board members                                                                  3,950
Compensation of officers                                                                         263
Custodian fees                                                                                 3,536
Postage                                                                                       14,660
Registration fees                                                                            288,963
Reports to shareholders                                                                        6,664
Audit fees                                                                                       785
Administrative                                                                                   916
Other                                                                                             90
                                                                                       --------------
Total expenses                                                                               787,287
  Earnings credits on cash balances (Note 5)                                                     (47)
                                                                                       --------------
Total net expenses                                                                           787,240
                                                                                       --------------
Investment loss -- net                                                                      (263,596)
                                                                                       --------------

          Realized and unrealized gain -- net

Net realized gain on security transactions                                                 4,728,378
Net realized gain on financial futures contracts                                             319,347
                                                                                       --------------
Net realized gain on investments                                                           5,047,725
Net change in unrealized appreciation or depreciation                                      3,035,343
                                                                                       --------------
Net gain on investments                                                                    8,083,068
                                                                                       --------------
Net increase in net assets resulting from operations                                    $  7,819,472
                                                                                       ==============

See accompanying notes to financial statements.


Statement of changes in net assets
IDS Research Opportunities Fund
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

              Operations and distributions                                               (Unaudited)


Investment loss - net                                                                   $   (263,596)
Net realized gain on investments                                                           5,047,725
Net change in unrealized appreciation or depreciation                                      3,035,343
                                                                                       --------------
Net increase in net assets resulting from operations                                       7,819,472
                                                                                       --------------

Distributions to shareholders from:
  Net realized gain
     Class A                                                                                 (83,545)
     Class B                                                                                 (33,026)
     Class Y                                                                                      (1)
                                                                                       --------------
Total distributions                                                                         (116,572)
                                                                                       --------------

          Capital share transactions (Note 3)

Proceeds from sales
   Class A shares (Note 2)                                                               103,384,574
   Class B shares                                                                         41,539,910
Reinvestment of distributions at net asset value
   Class A shares                                                                             80,739
   Class B shares                                                                             33,011
   Class Y shares                                                                                  1
Payments for redemptions
   Class A shares                                                                         (4,450,610)
   Class B shares (Note 2)                                                                  (779,261)
                                                                                       --------------
Increase in net assets from capital share transactions                                   139,808,364
                                                                                       --------------
Total increase in net assets                                                             147,511,264
Net assets at beginning of period                                                              3,000
                                                                                       --------------
Net assets at end of period                                                             $147,514,264
                                                                                       ==============

See accompanying notes to financial statements.

Notes to financial statements
IDS Research Opportunities Fund
_______________________________________________________________________
1. Summary of significant accounting policies

IDS Research Opportunities Fund (a series of IDS Growth Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Growth Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Aug. 16, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y. Operations commenced on Aug. 19, 1996.

The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio

Effective Aug. 19, 1996, the Fund began investing all of its assets in the Aggressive Growth Portfolio (the Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Jan. 31, 1997 was 99.31%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.
Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.
_______________________________________________________________________
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements with American Express Financial Corporation
(AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. Additional administrative services paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o   Class A $15
o   Class B $16
o   Class Y $15




Also effective Aug. 19, 1996, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors for distributing Fund shares were $1,308,659 for Class A and $3,142 for Class B for the period ended Jan. 31, 1997.

_______________________________________________________________________
3.  Capital share transactions

Transactions in shares of capital stock for the period indicated is as follows:

                                      Period ended Jan. 31, 1997*
                                     Class A      Class B       Class Y
_______________________________________________________________________
Sold                              19,252,187    7,699,944            --
Issued for reinvested                 14,715        6,032            --
  distributions
Redeemed                            (805,777)    (140,132)           --
_______________________________________________________________________
Net increase                      18,461,125     7,565,844           --
_______________________________________________________________________
* Inception date was Aug. 19, 1996.

4. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.




                        Fiscal period ended July 31,
                        Per share income and capital changes*

                              Class A   Class B   Class Y
                                 1997**    1997**    1997**

Net asset value,                $5.00     $5.00     $5.00
beginning of period

                        Income from investment operations:

Net investment loss              (.01)     (.02)     (.01)

Net gains                         .69       .69       .69
(both realized
and unrealized)

Total from investment             .68       .67       .68
operations

                        Less distributions:

Distributions from               (.01)     (.01)     (.01)
realized gains

Net asset value,                $5.67     $5.66     $5.67
end of period

                        Ratios/supplemental data
                              Class A   Class B   Class Y
                                 1997**    1997**    1997**

Net assets, end of               $105       $43 $      --
period (in millions)

Ratio of expenses to             2.18%+    2.91%+    2.18%+
average daily net assets#

Ratio of net loss                (.59%)+  (1.36%)+   (.26%)+
to average daily net assets

Total return ++                  13.6%     13.2%     13.7%

Portfolio turnover rate            82%       82%       82%
(excluding short-term
securities) for  the
underlying Portfolio

Average brokerage              $0.0358   $0.0358   $0.0358
commission rate for
the underlying
Portfolio##

   *For a share outstanding throughout the period. Rounded to the nearest cent. **Inception date. Period from Aug. 19, 1996 to Jan. 31, 1997 (Unaudited).
   +Adjusted to an annual basis.
  ++Total return does not reflect payment of a sales charge.
   #Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
  ##The Fund is required to disclose an average  brokerage  commission  rate.
    The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Financial statements
Statement of assets and liabilities
Aggressive Growth Portfolio
Jan. 31, 1997


                              Assets

Investments in securities, at value (Note 1)                         (Unaudited)
  (identified cost $141,659,156)                                   $144,580,923
Cash in bank on demand deposit                                        1,227,491
Dividends and accrued interest receivable                                93,922
Receivable for investment securities sold                             6,906,566
                                                                ----------------
Total assets                                                        152,808,902
                                                                ----------------

                            Liabilities

Payable for investment securities purchased                           4,236,765
Accrued investment management services fee                                2,568
Other accrued expenses                                                   19,444
                                                                ----------------
Total liabilities                                                     4,258,777
                                                                ----------------
Net assets                                                         $148,550,125
                                                                ================

See accompanying notes to financial statements.

Financial statements
Statement of operations
Aggressive Growth Portfolio
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                         Investment income

Income:                                                              (Unaudited)
Dividends (net of foreign taxes withheld of $390)                     $ 405,901
Interest                                                                123,990
                                                                ----------------
Total income                                                            529,891
                                                                ----------------

Expenses (Note 2):
Investment management services fee                                      217,645
Compensation of board members                                             2,813
Custodian fees                                                           18,546
Audit fees                                                                6,135
Administrative                                                              803
Other                                                                     1,319
                                                                ----------------
Total  expenses                                                         247,261
   Earnings credits on cash balances (Note 2)                              (343)
                                                                ----------------
Total net expenses                                                      246,918
                                                                ----------------
Investment income -- net                                                282,973
                                                                ----------------

                Realized and unrealized gain -- net
Net realized gain on security transactions (Note 3)                   4,798,167
Net realized gain on financial futures contracts                        321,957
                                                                ----------------
Net realized gain on investments                                      5,120,124
Net change in unrealized appreciation or depreciation                 3,056,467
                                                                ----------------
Net gain on investments                                               8,176,591
                                                                ================
Net increase in net assets resulting from operations                 $8,459,564
                                                                ================

See accompanying notes to financial statements.

Statement of changes in net assets
Aggressive Growth Portfolio
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                            Operations

                                                                     (Unaudited)
Investment income -- net                                           $    282,973
Net realized gain on investments                                      5,120,124
Net change in unrealized appreciation or depreciation                 3,056,467
                                                               -----------------
Net increase in net assets resulting from operations                  8,459,564
Net contributions                                                   140,086,561
                                                               -----------------
Total increase in net assets                                        148,546,125
Net assets at beginning of period (Note 1)                                4,000
                                                               =================
Net assets at end of period                                        $148,550,125
                                                               =================

See accompanying notes to financial statements.

Notes to financial statements
Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 1997)
----------------------------------------------------------------------
1. Summary of significant accounting policies

The Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Aug. 16, 1996, American Express Financial Corporation (AEFC) contributed $4,000 to the Portfolio. Operations commenced on Aug. 19, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price, securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates, those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

-----------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period ended Jan. 31, 1997, the Portfolio's custodian fees were reduced by $343 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $188,503,109 and $61,527,341, respectively, for the period ended Jan. 31,1997. For the same period, the portfolio turnover rate was 82%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $1,425 for this period.
---------------------------------------------------------------------
4.  Stock index futures contracts

Investments in securities at Jan. 31, 1997, included securities valued at $997,500 that were pledged as collateral to cover initial margin deposits on 32 purchase contracts. The market value of the open contracts at Jan. 31, 1997, was $12,718,400 with a net unrealized gain of $134,700.

Investments in securities


Aggressive Growth Portfolio                                                           (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                                         investments compared to net assets)

--------------------------------------------------------------------------------------------------------------------

Common stocks (90.7%)

--------------------------------------------------------------------------------------------------------------------

Issuer                                                                        Shares                      Value (a)

--------------------------------------------------------------------------------------------------------------------
Aerospace & defense (2.8%)
Raytheon                                                                      90,500              $        4,151,688

--------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
AMR                                                                            8,900 (b)                    716,450

--------------------------------------------------------------------------------------------------------------------
Automotive & related (3.1%)
Chrysler                                                                      67,200                      2,343,600
General Motors                                                                39,400                      2,324,600

                                                                                                 -------------------
Total                                                                                                     4,668,200

--------------------------------------------------------------------------------------------------------------------
Banks and savings & loans (8.7%)
Bank of Boston                                                                89,400                      6,369,750
NationsBank                                                                   60,800                      6,566,400

                                                                                                 -------------------
Total                                                                                                    12,936,150

--------------------------------------------------------------------------------------------------------------------
Beverages & tobacco (5.4%)
Anheuser-Busch                                                                41,500                      1,763,750
Coca-Cola                                                                    108,400                      6,273,650

                                                                                                 -------------------
Total                                                                                                     8,037,400

--------------------------------------------------------------------------------------------------------------------
Building materials & construction (2.2%)
Tyco Intl                                                                     57,400                      3,278,975

--------------------------------------------------------------------------------------------------------------------
Computers & office equipment (11.3%)
Computer Associates Intl                                                      71,700                      3,253,387
First Data                                                                    75,000                      2,700,000
Ikon Office Solutions                                                         14,400                        635,400
Oracle                                                                        74,600 (b)                  2,900,075
Silicon Graphics                                                             198,800 (b)                  5,442,150


See accompanying notes to investments in securities.

3Com                                                                          28,200 (b)                  1,892,925

                                                                                                 -------------------
Total                                                                                                    16,823,937

--------------------------------------------------------------------------------------------------------------------
Food (4.8%)
CPC Intl                                                                      39,500                      3,036,563
Quaker Oats                                                                  106,800                      4,098,450

                                                                                                 -------------------
Total                                                                                                     7,135,013

--------------------------------------------------------------------------------------------------------------------
Health care (17.5%)
ALZA                                                                         107,200 (b)                  3,095,400
American Home Products                                                        89,100                      5,646,712
Amgen                                                                         55,700 (b)                  3,140,088
Baxter Intl                                                                   16,600                        765,675
Boston Scientific                                                             10,300 (b)                    702,975
Guidant                                                                       50,700                      2,826,525
Johnson & Johnson                                                            102,900                      5,929,613
Medtronic                                                                      8,800                        602,800
Schering-Plough                                                               43,600                      3,297,250

                                                                                                 -------------------
Total                                                                                                    26,007,038

--------------------------------------------------------------------------------------------------------------------
Health care services (2.5%)
Service Corp Intl                                                             33,900                        983,100
Tenet Healthcare                                                              43,700 (b)                  1,179,900
United Healthcare                                                             30,200                      1,472,250

                                                                                                 -------------------
Total                                                                                                     3,635,250

--------------------------------------------------------------------------------------------------------------------
Industrial equipment & services (2.7%)
Deere & Co                                                                    38,300                      1,637,325
Illinois Tool Works                                                           28,800                      2,350,800

                                                                                                 -------------------
Total                                                                                                     3,988,125

--------------------------------------------------------------------------------------------------------------------
Media (1.4%)
Time Warner                                                                   53,700                      2,067,450

--------------------------------------------------------------------------------------------------------------------
Metals (1.8%)
Aluminum Co of America                                                        38,500                      2,656,500

--------------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (7.5%)
Emerson Electric                                                              56,200                      5,549,750
General Signal                                                               122,400                      5,538,600

                                                                                                 -------------------
Total                                                                                                    11,088,350

--------------------------------------------------------------------------------------------------------------------
Paper & packaging (0.5%)
Crown Cork & Seal                                                             13,800                        793,500

--------------------------------------------------------------------------------------------------------------------
Restaurants & lodging (0.7%)
Hilton Hotels                                                                 36,500 (c)                  1,040,250

--------------------------------------------------------------------------------------------------------------------
Retail (7.4%)
American Stores                                                               15,200                        638,400
Autozone                                                                      56,000 (b)                  1,211,000
CUC Intl                                                                      47,100 (b)                  1,165,725
Federated Dept Stores                                                         61,200 (b)                  2,011,950
Kroger                                                                        10,900 (b)                    520,475
Lowe's                                                                        39,600                      1,311,750
Rite Aid                                                                      15,100                        604,000
Wal Mart Stores                                                              149,600                      3,553,000

                                                                                                 -------------------
Total                                                                                                    11,016,300

--------------------------------------------------------------------------------------------------------------------
Utilities -- electric (2.0%)
General Public Utilities                                                      86,600                      2,901,100

--------------------------------------------------------------------------------------------------------------------
Utilities -- telephone (5.9%)
AirTouch Communications                                                      110,200 (b)                  2,851,425
MCI Communications                                                           167,100                      5,869,387

                                                                                                 -------------------
Total                                                                                                     8,720,812

--------------------------------------------------------------------------------------------------------------------
Foreign (2.0%) (d)
Northern Telecom                                                              41,200                      3,033,350

--------------------------------------------------------------------------------------------------------------------
Total common stocks
(Cost: $131,774,071)                                                                               $    134,695,838

--------------------------------------------------------------------------------------------------------------------

Short-term securities (6.6%)

--------------------------------------------------------------------------------------------------------------------

Issuer                                                     Annualized         Amount                      Value (a)
                                                             yield on     payable at
                                                              date of       maturity
                                    purchase

--------------------------------------------------------------------------------------------------------------------
Government agency (0.8%)
Federal Home Loan Mtge Assn Disc Nt
 02-13-97                                                           5.24% $1,200,000              $        1,197,908

--------------------------------------------------------------------------------------------------------------------
Commercial paper (4.5%)
Bell Atlantic
 02-06-97                                                           5.31   2,500,000                      2,498,160
Consolidated Natural Gas
 02-20-97                                                           5.31     700,000                        698,042
Ford Motor Credit
 03-10-97                                                           5.35   1,000,000                        994,532
Sara Lee
 02-05-97                                                           5.28   1,300,000                      1,299,237
 02-10-97                                                           5.35   1,200,000                      1,198,395

                                                                                                 -------------------
Total                                                                                                     6,688,366

--------------------------------------------------------------------------------------------------------------------
Letter of credit (1.3%)
Federal Home Loan Bank
 02-05-97                                                           5.35   2,000,000                      1,998,811

--------------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $9,885,085)                                                                                 $      9,885,085
--------------------------------------------------------------------------------------------------------------------
Total investment in securities
(Cost: $141,659,156)(e)                                                                            $    144,580,923

--------------------------------------------------------------------------------------------------------------------
Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Partially pledged as initial deposit on the following stock index futures purchase contracts. (See Note  4 to the financial statements):

Type of security                                          contracts
----------------------------------------------------------------------
S&P 500, June 1997                                            32

(d)  Foreign security values are stated in U.S. dollars.
(e)  At Jan. 31, 1997, the cost of securities for federal income tax purposes was approximately
$141,659,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                   $6,523,000
Unrealized depreciation                                                   (3,601,000)
-------------------------------------------------------------------------------------
Net unrealized appreciation                                               $2,922,000
-------------------------------------------------------------------------------------

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Reserch Opportunities Fund
IDS Tower 10
Minneapolis, MN 55440-0010

Financial statements
Statement of assets and liabilities
IDS Research Opportunities Fund
Feb. 28, 1997


                         Assets                                                          (Unaudited)

Investment in Aggressive Growth Portfolio                                               $165,219,077
Organizational cost                                                                              110
                                                                                       --------------
Total assets                                                                             165,219,187
                                                                                       --------------

                      Liabilities

Disbursements in excess of cash on demand deposit                                              3,694
Accrued distribution fee                                                                       1,010
Accrued service fee                                                                              794
Accrued transfer agency fee                                                                    1,060
Accrued administrative services fee                                                              272
Other accrued expenses                                                                        56,283
                                                                                       --------------
Total liabilities                                                                             63,113
                                                                                       --------------
                                                                                       --------------

Net assets applicable to outstanding capital stock                                      $165,156,074
                                                                                       ==============

                     Represented by

Capital stock -- $.01 par value                                                         $    288,973
Additional paid-in capital                                                               156,037,856
Investment loss -- net                                                                      (253,983)
Accumulated net realized gain                                                              8,200,779
Unrealized appreciation                                                                      882,449
                                                                                       ==============
Total -- representing net assets applicable to outstanding capital stock                $165,156,074
                                                                                       ==============

Net assets applicable to outstanding shares:             Class A                        $115,952,194
                                                         Class B                        $ 49,202,736
                                                         Class Y                        $      1,144
Net asset value per share of outstanding capital stock:  Class A shares     20,265,513  $       5.72
                                                         Class B shares      8,631,568  $       5.70
                                                         Class Y shares            200  $       5.72




Statement of operations
IDS Research Opportunities Fund
For the one month ended Feb. 28, 1997

                   Investment income                                                     (Unaudited)

Income:
  Interest                                                                              $     70,330
  Dividends                                                                                  129,866
                                                                                       --------------
Total income                                                                                 200,196
                                                                                       --------------

Expenses:
Expenses, including investment management services fee
   allocated from Aggressive Growth Portfolio                                                 80,198
Distribution fee -- Class B                                                                   26,213
Transfer agency fee                                                                           27,378
Incremental transfer agency fee -- Class B                                                       601
Service fee
   Class A                                                                                    14,804
   Class B                                                                                     6,117
Administrative services fees and expenses                                                      7,173
Custodian fees                                                                                   600
Postage                                                                                        2,488
Registration fees                                                                             23,339
Reports to shareholders                                                                        1,131
Audit fees                                                                                       134
Administrative                                                                                   400
Other                                                                                              7
                                                                                       --------------
Total expenses                                                                               190,583
                                                                                       --------------
Investment income -- net                                                                       9,613
                                                                                       --------------

       Realized and unrealized gain (loss) -- net

Net realized gain on security transactions                                                 3,191,494
Net realized gain on financial futures contracts                                              78,132
                                                                                       --------------
Net realized gain on investments                                                           3,269,626
Net change in unrealized appreciation or depreciation                                     (2,152,894)
                                                                                       --------------
Net gain on investments                                                                    1,116,732
                                                                                       --------------
Net increase in net assets resulting from operations                                    $  1,126,345
                                                                                       ==============




Statement of changes in net assets
IDS Research Opportunities Fund
For the one month ended Feb. 28, 1997

                       Operations                                                        (Unaudited)


Investment income -- net                                                                $      9,613
Net realized gain on investments                                                           3,269,626
Net change in unrealized appreciation or depreciation                                     (2,152,894)
                                                                                       --------------
Net increase in net assets resulting from operations                                       1,126,345
                                                                                       --------------

               Capital share transactions

Proceeds from sales
   Class A shares                                                                         12,814,246
   Class B shares                                                                          6,409,983
   Class Y shares                                                                              1,000
Payments for redemptions
   Class A shares                                                                         (2,426,992)
   Class B shares                                                                           (282,772)
                                                                                       --------------
Increase in net assets from capital share transactions                                    16,515,465
                                                                                       --------------
Total increase in net assets                                                              17,641,810
Net assets at beginning of period                                                        147,514,264
                                                                                       --------------
Net assets at end of period                                                             $165,156,074
                                                                                       ==============